Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other Operating Expenses
39	OTHER OPERATING EXPENSES

Composition	12/31/2022	12/31/2021	12/31/2020
Turnover tax	41,332,037	35,193,119	33,093,592
From credit cards	17,189,552	14,978,007	13,388,756
Charges for other provisions	2,448,840	3,174,705	3,321,314
Deposit guarantee fund contributions	1,913,030	2,029,167	2,174,668
Other adjustments and interests for miscellaneous obligations	1,205,618	504,379	531,554
Taxes	842,900	921,221	1,587,121
Loss from sale or impairment of investments in properties and other non-financial assets	542,323	140,151	389,234
Insurance claims	436,033	174,484	185,499
Donations	420,267	57,492	495,577
From administrative, disciplinary and criminal penalties		81,094
Other	8,728,438	9,451,467	5,039,835

Total	75,059,038	66,705,286	60,207,150